Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Floating Rate High Income Portfolio
September 30, 2022
VIPFHI-NPRT3-1122
1.9859334.108
Bank Loan Obligations - 86.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.8%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 8.8019% 3/19/26 (b)(c)(d)	323,750	295,626
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.81% 12/31/27 (b)(c)(d)	149,870	143,126
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 5/30/25 (b)(c)(d)	580,288	555,939
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (b)(c)(d)	1,137,615	1,088,175
TOTAL AEROSPACE		2,082,866
Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.4599% 4/20/28 (b)(c)(d)	605,000	585,035
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (b)(c)(d)	279,300	265,086
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/8/26 (b)(c)(d)	299,024	275,165
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/4/26 (b)(c)(d)	160,766	147,938
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.4057% 11/23/28 (b)(c)(d)(e)	405,000	390,150
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.7771% 7/2/27 (b)(c)(d)	541,500	542,756
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (b)(c)(d)	495,000	495,386
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.1341% 3/24/28 (b)(c)(d)	253,725	242,307
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (b)(c)(d)	950,525	905,508
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.9934% 12/11/26 (b)(c)(d)	107,743	94,571
TOTAL AIR TRANSPORTATION		3,943,902
Automotive & Auto Parts - 1.6%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.3053% 3/5/28 (b)(c)(d)	454,970	411,556
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 3/16/29 (b)(c)(d)	203,975	195,647
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 4/30/26 (b)(c)(d)	386,501	364,760
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.3406% 6/3/28 (b)(c)(d)	755,646	662,762
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	104,475	100,296
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (b)(c)(d)	462,966	441,748
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 12/17/28 (b)(c)(d)	342,413	291,335
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8196% 1/26/29 (b)(c)(d)	417,616	309,036
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 10.1741% 7/28/29 (b)(c)(d)	100,000	94,625
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 7/28/28 (b)(c)(d)	448,500	419,348
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.8684% 2/8/28 (b)(c)(d)	165,000	144,994
Thor Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 2/1/26 (b)(c)(d)	252,400	248,508
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 1/29/28 (b)(c)(d)	507,446	441,057
TOTAL AUTOMOTIVE & AUTO PARTS		4,125,672
Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6486% 2/27/28 (b)(c)(d)	768,858	745,600
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.7841% 4/9/27 (b)(c)(d)	419,097	394,651
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.8841% 2/18/29 (b)(c)(d)	527,350	427,154
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (b)(c)(d)	393,025	363,548
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 12/1/28 (b)(c)(d)	143,913	140,387
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 5.3841% 12/16/28 (b)(c)(d)(e)	148,875	144,409
TOTAL BANKS & THRIFTS		2,215,749
Broadcasting - 1.7%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6741% 10/25/28 (b)(c)(d)	263,675	252,798
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 8/15/25 (b)(c)(d)	805,284	777,437
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.6955% 5/25/26 (b)(c)(d)	199,181	190,467
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.9455% 8/24/26 (b)(c)(d)	1,621,027	309,146
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.6121% 12/1/28 (b)(c)(d)(e)	774,822	689,591
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.564% 12/1/28 (b)(c)(d)	287,825	278,934
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 9/19/26 (b)(c)(d)	386,875	380,932
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.8841% 4/21/29 (b)(c)(d)	403,988	381,094
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 1/31/29 (b)(c)(d)	960,175	916,065
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2739% 3/15/24 (b)(c)(d)	71,418	70,681
TOTAL BROADCASTING		4,247,145
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (b)(c)(d)	602,375	442,161
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 3.1153% 10/1/26 (b)(c)(d)	436,218	424,549
1 month U.S. LIBOR + 2.750% 5.8653% 1/3/29 (b)(c)(d)	325,779	316,683
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 5/19/28 (b)(c)(d)	246,875	237,617
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 12/22/28 (b)(c)(d)	164,886	154,168
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(f)	34,286	32,057
Foley Products Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8.4532% 12/29/28 (b)(c)(d)	243,753	230,347
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (b)(c)(d)	1,895,250	1,551,262
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8841% 2/28/27 (b)(c)(d)	346,125	335,236
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 12/14/28 (b)(c)(d)	168,725	165,280
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1532% 4/29/29 (b)(c)(d)	710,000	649,061
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 7.3841% 4/1/29 (b)(c)(d)(e)	144,638	137,767
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1181% 10/15/28 (b)(c)(d)	199,000	178,728
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.3059% 6/4/28 (b)(c)(d)	836,550	770,320
CME Term SOFR 1 Month Index + 3.500% 6.1767% 6/2/28 (b)(c)(d)	238,800	218,980
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.6751% 9/22/28 (b)(c)(d)	224,626	217,537
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 5.9499% 9/27/24 (b)(c)(d)	286,150	278,996
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/7/28 (b)(c)(d)	257,400	240,561
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7841% 10/19/27 (b)(c)(d)	245,641	229,367
TOTAL BUILDING MATERIALS		6,810,677
Cable/Satellite TV - 2.6%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.87% 2/1/27 (b)(c)(d)	1,493,739	1,435,230
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 5.0677% 1/31/28 (b)(c)(d)	985,000	945,354
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 5.0677% 1/15/26 (b)(c)(d)	495,000	462,206
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.1153% 8/2/27 (b)(c)(d)	778,050	722,910
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5677% 9/25/28 (b)(c)(d)	195,000	188,175
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 5.0677% 7/17/25 (b)(c)(d)	901,928	857,400
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.5559% 7/31/25 (b)(c)(d)	558,858	508,561
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 6.1995% 1/31/26 (b)(c)(d)	478,643	433,172
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.9051% 8/14/26 (b)(c)(d)	673,875	609,857
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 5.3177% 1/31/28 (b)(c)(d)	480,000	457,334
TOTAL CABLE/SATELLITE TV		6,620,199
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1486% 7/23/29 (b)(c)(d)	409,000	393,458
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.814% 11/15/26 (b)(c)(d)	67,828	64,437
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.064% 11/15/25 (b)(c)(d)	279,124	268,656
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.4899% 1/24/29 (b)(c)(d)	533,200	511,429
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.1153% 9/20/26 (b)(c)(d)	251,773	247,052
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 11.0271% 4/16/25 (b)(c)(d)(e)	37,293	35,149
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 6.8707% 7/31/27 (b)(c)(d)	221,351	211,760
TOTAL CAPITAL GOODS		1,731,941
Chemicals - 2.7%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 9/30/28 (b)(c)(d)	459,015	422,487
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(f)	67,516	62,143
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 10.834% 11/24/28 (b)(c)(d)	410,000	371,050
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.084% 11/24/27 (b)(c)(d)	335,635	308,364
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.2969% 8/29/29 (b)(c)(d)	170,000	169,221
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.669% 5/27/29 (b)(c)(d)	339,150	315,128
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/17/28 (b)(c)(d)	62,694	57,365
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (b)(c)(d)(e)	261,688	249,912
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2929% 5/7/25 (b)(c)(d)	341,634	326,260
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (c)(d)	505,000	460,813
Element Solutions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 1/31/26 (b)(c)(d)	342,775	339,704
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.3919% 5/27/28 (b)(c)(d)	336,272	296,760
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/3/28 (b)(c)(d)	217,262	192,820
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7.4125% 3/15/29 (b)(c)(d)	653,363	554,705
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 10.5559% 2/9/30 (b)(c)(d)(e)	170,000	137,700
ICP Group Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 12/29/27 (b)(c)(d)	167,450	129,913
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 1/20/26 (b)(c)(d)	541,978	504,267
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 9/30/27 (b)(c)(d)	0	0
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.8467% 12/1/26 (b)(c)(d)	327,649	281,778
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 6.1741% 3/1/26 (b)(c)(d)	136,651	130,417
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (b)(c)(d)	516,100	469,651
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 5.9375% 10/11/24 (b)(c)(d)	204,369	184,443
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.8653% 10/1/25 (b)(c)(d)	476,002	445,657
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.87% 4/3/25 (b)(c)(d)	339,874	317,103
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.2199% 10/4/28 (b)(c)(d)	34,813	31,897
TOTAL CHEMICALS		6,759,558
Consumer Products - 2.2%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.6955% 2/7/29 (b)(c)(d)(e)	653,363	604,360
BCPE Empire Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1153% 6/11/26 (b)(c)(d)	242,653	230,116
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1153% 6/11/26 (b)(c)(d)	238,200	227,679
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 5/23/27 (b)(c)(d)	123,106	117,566
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.2475% 11/8/27 (b)(c)(d)	512,200	487,046
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.5552% 9/29/28 (b)(c)(d)	322,563	296,596
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 1/6/28 (b)(c)(d)	118,500	111,390
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 12/21/25 (b)(c)(d)	315,759	297,341
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8196% 12/22/26 (b)(c)(d)	680,858	629,038
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.4327% 9/24/28 (b)(c)(d)	534,600	467,240
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (b)(c)(d)	834,438	669,219
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 3/4/28 (b)(c)(d)	201,925	190,252
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.5696% 10/20/28 (b)(c)(d)	338,300	225,534
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.375% 8/5/28 (b)(c)(d)	307,004	279,374
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 6/29/28 (b)(c)(d)	290,042	227,140
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0288% 6/29/28 (b)(c)(d)(f)	38,244	29,950
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	259,808	220,707
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.3153% 12/21/27 (b)(c)(d)	295,500	278,509
TOTAL CONSUMER PRODUCTS		5,589,057
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 3/3/28 (b)(c)(d)	469,581	440,115
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.916% 3/11/28 (b)(c)(d)	197,006	185,087
1 month U.S. LIBOR + 3.750% 6.3817% 3/11/28 (b)(c)(d)	668,250	629,826
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1776% 7/1/26 (b)(c)(d)	601,197	581,333
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8653% 12/21/26 (b)(c)(d)	121,875	119,438
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 12/1/27 (b)(c)(d)	334,161	316,410
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 8/4/27 (b)(c)(d)	434,235	412,757
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (b)(c)(d)	192,075	162,303
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.8059% 7/31/26 (b)(c)(d)	243,125	230,969
1 month U.S. LIBOR + 4.000% 6.8059% 8/1/26 (b)(c)(d)	99,000	93,803
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 1/30/27 (b)(c)(d)	593,383	570,294
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 6.3653% 2/5/26 (b)(c)(d)	206,325	197,003
1 month U.S. LIBOR + 3.500% 6.6153% 9/24/28 (b)(c)(d)	321,750	307,673
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 8/12/28 (b)(c)(d)	267,975	257,704
TOTAL CONTAINERS		4,504,715
Diversified Financial Services - 1.7%
ACNR Holdings, Inc. term loan 19.084% 9/16/25 (b)(d)(e)	45,210	45,210
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 2/4/28 (b)(c)(d)	246,250	236,048
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.6441% 10/15/26 (b)(c)(d)	371,360	327,495
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.500% 7.0532% 10/31/26 (b)(c)(d)	89,713	85,868
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 1/27/27 (b)(c)(d)	222,750	210,499
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 7/12/28 (b)(c)(d)	143,889	138,421
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 6/27/25 (b)(c)(d)	92,105	91,012
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 6/24/28 (b)(c)(d)	395,186	381,848
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 7/3/24 (b)(c)(d)	177,329	172,699
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 9/24/27 (b)(c)(d)	122,817	115,448
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.762% 3/1/25 (b)(c)(d)	436,496	420,402
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7317% 4/21/28 (b)(c)(d)	202,950	187,603
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3125% 9/1/27 (b)(c)(d)(e)	242,232	233,754
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 9.3653% 11/5/29 (b)(c)(d)	335,000	315,459
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 11/8/26 (b)(c)(d)	262,972	251,961
TransUnion LLC Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 11/16/26 (b)(c)(d)	167,502	161,304
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.52% 4/29/26 (b)(c)(d)	448,402	430,094
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8.422% 2/9/27 (b)(c)(d)	478,800	453,663
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,258,788
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.0534% 10/28/27 (b)(c)(d)	510,900	454,277
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.2032% 2/10/27 (b)(c)(d)	974,842	839,583
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/26 (b)(c)(d)	1,770,075	1,653,551
TOTAL DIVERSIFIED MEDIA		2,947,411
Energy - 3.0%
Aip Rd Buyer Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.2841% 12/22/28 (b)(c)(d)	388,050	371,558
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8949% 11/14/26 (b)(c)(d)	291,969	277,370
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.2077% 10/14/27 (b)(c)(d)	621,323	583,528
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.0139% 5/21/25 (b)(c)(d)	115,507	111,118
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 3/17/28 (b)(c)(d)(e)	177,750	168,863
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 9.3653% 3/28/24 (b)(c)(d)	412,284	412,078
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 6/4/28 (b)(c)(d)	1,683,688	1,621,947
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (b)(c)(d)	406,027	377,861
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (b)(c)(d)	373,498	347,589
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (b)(c)(d)	151,802	124,857
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (b)(c)(d)(e)	394,250	368,624
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 9/29/28 (b)(c)(d)	1,148,817	1,129,287
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.3653% 7/18/25 (b)(c)(d)	513,580	488,867
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.4241% 3/25/28 (b)(c)(d)	266,625	254,227
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 7/30/28 (b)(c)(d)	0	(2)
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.625% 11/14/25 (b)(c)(d)(e)	309,075	295,167
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 1/23/27 (b)(c)(d)	296,892	287,985
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (b)(c)(d)	231,533	223,042
TOTAL ENERGY		7,443,966
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.6153% 9/1/27 (b)(c)(d)	348,193	321,643
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.6153% 9/1/27 (b)(c)(d)	195,000	180,131
TOTAL ENTERTAINMENT/FILM		501,774
Environmental - 0.7%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 10/8/28 (b)(c)(d)	347,375	343,974
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 11/30/28 (b)(c)(d)	328,610	317,989
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 11/30/28 (b)(c)(d)	24,739	23,939
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (b)(c)(d)	636,938	587,231
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.2841% 4/14/29 (b)(c)(d)	423,938	406,450
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.625% 4/1/28 (b)(c)(d)	113,563	110,581
TOTAL ENVIRONMENTAL		1,790,164
Food & Drug Retail - 0.5%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 8/1/29 (b)(c)(d)	205,000	197,825
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 1/29/27 (b)(c)(d)	389,205	366,533
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3059% 11/20/25 (b)(c)(d)	332,812	246,947
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.0677% 4/13/28 (b)(c)(d)(e)	286,375	263,465
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2274% 4/1/29 (b)(c)(d)	249,375	240,068
TOTAL FOOD & DRUG RETAIL		1,314,838
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 10/1/25 (b)(c)(d)	119,442	104,176
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (b)(c)(d)	673,313	615,798
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6532% 1/24/30 (b)(c)(d)	170,000	153,850
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 10/23/27 (b)(c)(d)	406,700	369,336
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.3684% 5/16/29 (b)(c)(d)	665,000	635,627
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 9/23/27 (b)(c)(d)	449,887	416,627
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/31/28 (b)(c)(d)	893,688	799,976
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.1153% 9/13/26 (b)(c)(d)	120,034	116,309
TOTAL FOOD/BEVERAGE/TOBACCO		3,211,699
Gaming - 4.5%
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 5.9032% 5/24/29 (b)(c)(d)	97,500	96,233
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9349% 10/1/28 (b)(c)(d)	1,007,388	907,344
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/20/25 (b)(c)(d)	1,432,963	1,409,821
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.8653% 12/22/24 (b)(c)(d)	1,576,712	1,537,452
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.12% 3/17/28 (b)(c)(d)	295,500	285,651
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.0341% 1/27/29 (b)(c)(d)	2,802,148	2,594,901
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/4/28 (c)(d)	275,000	268,081
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.09% 10/20/24 (b)(c)(d)	689,292	681,021
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.1741% 3/16/27 (b)(c)(d)	197,500	191,822
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 4/26/28 (b)(c)(d)	326,700	308,937
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 5/29/26 (b)(c)(d)	303,389	294,288
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 3/11/28 (b)(c)(d)	209,498	200,261
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.9062% 4/7/29 (b)(c)(d)	648,375	628,600
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 5.6165% 4/4/29 (b)(c)(d)	565,000	522,037
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.8919% 7/16/26 (b)(c)(d)	469,872	451,429
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.37% 2/7/27 (b)(c)(d)	974,808	930,736
TOTAL GAMING		11,308,614
Healthcare - 5.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.9532% 2/2/29 (b)(c)(d)	339,150	302,691
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 8/23/28 (b)(c)(d)	253,198	240,776
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 11/6/27 (b)(c)(d)	452,973	440,023
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 7.9803% 2/12/28 (b)(c)(d)	185,000	172,975
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 11/30/28 (b)(c)(d)	184,141	161,124
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.6869% 11/30/28 (b)(c)(d)(f)	39,799	34,824
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.4639% 12/13/26 (b)(c)(d)	613,638	575,795
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.314% 8/1/27 (b)(c)(d)	893,115	847,905
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 11/1/28 (b)(c)(d)	263,675	249,408
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 6.5532% 3/31/29 (b)(c)(d)	221,928	215,270
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (b)(c)(d)	1,432,362	1,361,818
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.875% 3/15/28 (b)(c)(d)	424,145	406,387
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 5.8859% 1/6/29 (b)(c)(d)	283,575	275,896
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 5/4/28 (b)(c)(d)	345,625	336,120
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/5/28 (b)(c)(d)	1,020,431	984,716
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5519% 10/14/28 (b)(c)(d)	499	472
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.5532% 10/19/27 (b)(c)(d)	362,401	350,398
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 8/31/26 (b)(c)(d)	276,686	231,954
2LN, term loan 1 month U.S. LIBOR + 8.250% 11.3653% 8/30/27 (b)(c)(d)	180,000	152,550
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 10/23/28 (b)(c)(d)	696,263	639,037
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (b)(c)(d)	815,458	795,072
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 11/30/27 (b)(c)(d)	226,550	214,844
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 3/31/27 (b)(c)(d)	717,325	628,556
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 5.6341% 4/20/29 (b)(c)(d)(e)	254,363	249,911
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (b)(c)(d)	965,150	919,305
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (b)(c)(d)	345,773	300,823
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (b)(c)(d)	357,403	348,826
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.51% 8/31/26 (b)(c)(d)	286,509	271,467
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.814% 10/1/28 (b)(c)(d)	490,050	459,422
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.9241% 12/15/27 (b)(c)(d)	341,110	299,894
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0648% 11/20/26 (b)(c)(d)	202,438	187,255
TOTAL HEALTHCARE		12,655,514
Homebuilders/Real Estate - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 8/21/25 (b)(c)(d)	813,945	776,447
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5.1341% 1/27/29 (b)(c)(d)	406,925	393,265
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.7841% 1/30/27 (b)(c)(d)	411,018	374,174
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.7841% 1/30/27 (b)(c)(d)	23,247	21,163
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1341% 9/1/27 (b)(c)(d)(e)	446,047	430,436
TOTAL HOMEBUILDERS/REAL ESTATE		1,995,485
Hotels - 2.1%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.7434% 2/1/26 (b)(c)(d)	78,030	69,447
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 2/1/26 (b)(c)(d)	147,984	129,856
ASP LS Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (b)(c)(d)	396,000	332,394
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(d)	1,121,525	977,600
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 5.1206% 11/30/23 (b)(c)(d)	536,977	533,815
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 8/2/28 (b)(c)(d)	1,472,215	1,422,071
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 8/31/25 (b)(c)(d)	635,145	603,388
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 11.86% 6/23/26 (b)(c)(d)	177,750	156,717
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 3.750% 12.4241% 2/28/25 (b)(c)(d)	435,099	429,843
3 month U.S. LIBOR + 6.750% 10.4241% 5/30/26 (b)(c)(d)	529,701	368,407
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.8653% 5/30/25 (b)(c)(d)	317,668	308,818
TOTAL HOTELS		5,332,356
Insurance - 4.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.6153% 2/13/27 (b)(c)(d)	1,614,045	1,472,139
1 month U.S. LIBOR + 4.250% 7.3653% 2/15/27 (b)(c)(d)	213,388	200,051
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 5/10/25 (b)(c)(d)	200,933	192,237
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 5/9/25 (b)(c)(d)	483,750	462,987
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.4934% 11/12/27 (b)(c)(d)	495,000	468,394
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 2/19/28 (b)(c)(d)	541,589	517,093
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.9553% 2/13/27 (b)(c)(d)	258,700	244,472
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.6153% 2/13/27 (b)(c)(d)	14,813	13,998
1 month U.S. LIBOR + 3.500% 6.6153% 2/13/27 (b)(c)(d)	364,688	344,630
Asurion LLC:
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 8.3653% 1/31/28 (b)(c)(d)	835,000	626,250
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 8.3653% 1/20/29 (b)(c)(d)	1,390,000	1,056,400
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 12/23/26 (b)(c)(d)	1,205,137	1,019,100
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 7/31/27 (b)(c)(d)	566,869	477,020
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.9817% 4/25/25 (b)(c)(d)	383,051	368,449
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7663% 4/25/25 (b)(c)(d)	2,128,146	2,043,467
USI, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 12/2/26 (b)(c)(d)	463,060	444,922
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.4241% 5/16/24 (b)(c)(d)	808,275	785,376
TOTAL INSURANCE		10,736,985
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 8/17/28 (b)(c)(d)	127,091	122,961
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (b)(c)(d)	799,671	759,024
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 9/9/23 (c)(d)	263,529	268,215
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	514,179	216,320
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (b)(c)(d)	47,287	50,479
15.25% 5/23/24 (d)	78,548	93,060
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 10.000% 9/9/23 (c)(d)	22,145	22,539
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.6153% 2/1/24 (b)(c)(d)	1,570,522	1,548,927
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 10.6741% 9/8/24 (b)(c)(d)	115,000	75,783
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 6.6741% 3/8/24 (b)(c)(d)	599,333	452,244
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 5/28/28 (b)(c)(d)	278,589	262,222
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.88% 8/27/28 (b)(c)(d)	143,550	139,693
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8.9904% 12/14/26 (b)(c)(d)(e)	330,781	324,166
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.125% 5/12/28 (b)(c)(d)	227,125	208,955
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.1741% 5/10/26 (b)(c)(d)	224,014	200,493
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 8/25/28 (b)(c)(d)	222,750	213,377
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.8653% 7/6/24 (b)(c)(d)	0	0
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.6153% 12/21/25 (b)(c)(d)	222,459	182,194
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.6153% 1/4/26 (b)(c)(d)	171,905	170,543
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 12/30/26 (b)(c)(d)	826,424	724,154
2LN, term loan 3 month U.S. LIBOR + 8.500% 12.1741% 12/30/27 (b)(c)(d)	100,000	95,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.1741% 12/30/26 (b)(c)(d)(e)	83,300	79,552
TOTAL LEISURE		6,210,401
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 2/4/28 (b)(c)(d)	265,975	244,918
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 7.3091% 4/13/29 (b)(c)(d)	1,635,900	1,540,707
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 3/1/28 (b)(c)(d)	138,596	87,084
TOTAL PAPER		1,872,709
Publishing/Printing - 0.8%
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 11.4241% 6/16/26 (b)(c)(d)	346,276	239,509
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 8.4241% 11/3/23 (b)(c)(d)	41,760	28,893
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 11.4273% 3/13/25 (b)(c)(d)(e)	205,275	201,170
3 month U.S. LIBOR + 3.250% 6.0698% 3/13/25 (b)(c)(d)	259,460	244,866
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 1/28/29 (b)(c)(d)	388,050	364,282
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0753% 8/29/25 (b)(c)(d)	325,000	312,000
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 7/8/28 (b)(c)(d)	203,463	190,915
Scripps (E.W.) Co.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 1/7/28 (b)(c)(d)	214,650	207,215
Tranche B, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 10/2/24 (b)(c)(d)	237,500	233,759
TOTAL PUBLISHING/PRINTING		2,022,609
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0429% 4/6/28 (b)(c)(d)	351,450	320,259
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 11/23/28 (b)(c)(d)	208,950	195,786
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8059% 11/23/29 (b)(c)(d)(e)	175,000	174,125
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (b)(c)(d)	308,089	284,646
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.6419% 7/21/28 (b)(c)(d)	114,583	105,865
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 5.6741% 12/30/26 (b)(c)(d)	465,643	451,990
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 7/22/28 (b)(c)(d)	402,174	364,595
TOTAL RAILROAD		1,897,266
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8706% 11/19/26 (b)(c)(d)	486,250	463,936
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.1875% 6/29/29 (b)(c)(d)	250,000	243,333
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 11/22/28 (b)(c)(d)	129,025	119,864
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.3148% 10/20/28 (b)(c)(d)	452,312	420,650
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.5696% 3/1/26 (b)(c)(d)	361,875	318,450
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 7/21/28 (b)(c)(d)	812,379	750,029
TOTAL RESTAURANTS		2,316,262
Services - 8.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 9/27/24 (b)(c)(d)	246,618	240,391
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.1341% 12/20/29 (b)(c)(d)	180,000	168,750
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 12/21/28 (b)(c)(d)	1,067,325	1,018,847
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0519% 8/12/28 (b)(c)(d)	183,339	181,392
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 9/7/28 (b)(c)(d)(e)	158,800	154,433
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0696% 11/16/28 (b)(c)(d)	133,988	127,456
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5696% 11/16/28 (b)(c)(d)	228,850	215,977
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 5/14/28 (b)(c)(d)	574,200	503,573
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.2443% 7/9/28 (b)(c)(d)	350,552	330,644
Aramark Services, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 4/6/28 (b)(c)(d)	90,000	87,890
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 3/11/25 (b)(c)(d)	184,497	178,039
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 1/15/27 (b)(c)(d)	116,563	111,790
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/10/28 (b)(c)(d)	739,413	680,999
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1341% 8/17/28 (b)(c)(d)	809,037	687,342
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9468% 6/21/24 (b)(c)(d)	1,266,710	1,099,352
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.6153% 2/7/26 (b)(c)(d)	685,414	666,565
CME Term SOFR 1 Month Index + 3.750% 6.7841% 12/30/28 (b)(c)(d)	332,488	321,266
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 9/30/28 (b)(c)(d)	158,126	151,570
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.4751% 5/3/29 (b)(c)(d)	374,063	362,841
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.625% 6/2/28 (b)(c)(d)	901,985	674,234
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3052% 8/16/28 (b)(c)(d)	208,425	194,877
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/24/29 (d)	153,947	144,133
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/24/29 (c)(d)	71,053	66,523
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 7/19/28 (b)(c)(d)	544,500	483,587
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5559% 8/1/26 (b)(c)(d)	363,750	354,431
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 10/21/28 (b)(c)(d)	262,350	248,466
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.1153% 3/29/25 (b)(c)(d)	324,730	311,235
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (b)(c)(d)	235,000	189,617
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (b)(c)(d)	520,015	449,293
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.39% 3/3/28 (b)(c)(d)	170,081	161,941
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.5625% 3/10/26 (b)(c)(d)	526,338	490,373
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.7841% 4/29/29 (b)(c)(d)	410,000	384,375
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.1699% 6/30/28 (b)(c)(d)	158,400	144,936
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (b)(c)(d)	264,859	256,582
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 12/1/27 (b)(c)(d)	405,442	385,024
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/5/28 (b)(c)(d)	201,935	180,647
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4241% 3/26/28 (b)(c)(d)	790,000	731,540
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (b)(c)(d)	170,625	159,108
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 2/21/25 (b)(c)(d)	710,155	669,620
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.1333% 10/1/28 (b)(c)(d)	143,913	136,717
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 7.7977% 1/23/27 (b)(c)(d)	460,600	438,339
CME Term SOFR 1 Month Index + 4.000% 7.3925% 2/16/29 (b)(c)(d)	643,388	612,827
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (b)(c)(d)(e)	290,000	263,900
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.6798% 3/10/29 (b)(c)(d)	159,200	153,230
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1341% 8/4/28 (b)(c)(d)	643,500	614,658
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/6/25 (b)(c)(d)	350,847	284,011
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.625% 12/10/26 (b)(c)(d)(e)	446,098	426,023
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/27 (b)(c)(d)	47,585	42,489
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/27 (b)(c)(d)	75,853	67,731
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/3/28 (b)(c)(d)	493,750	362,289
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (b)(c)(d)	123,668	119,339
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (b)(c)(d)	1,488,901	1,302,476
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/29/25 (b)(c)(d)	281,013	245,184
Uber Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5696% 4/4/25 (b)(c)(d)	718,769	702,000
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7032% 1/21/29 (b)(c)(d)	263,013	254,465
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8/9/29 (c)(d)	230,000	223,963
TOTAL SERVICES		20,219,300
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.1954% 6/30/27 (b)(c)(d)	310,899	279,809
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.6039% 1/24/27 (b)(c)(d)	386,077	369,862
Super Retail - 3.9%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.314% 11/6/27 (b)(c)(d)	280,725	274,176
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2771% 7/24/28 (b)(c)(d)	432,461	331,075
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/5/28 (b)(c)(d)	7,015,152	6,464,453
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.6849% 4/1/28 (b)(c)(d)	539,538	426,504
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 10/19/27 (b)(c)(d)	747,702	674,801
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (b)(c)(d)	305,496	265,934
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 11/8/24 (b)(c)(d)	252,259	242,484
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 10/20/28 (b)(c)(d)	673,200	594,941
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.3841% 10/20/28 (b)(c)(d)	500,000	453,905
TOTAL SUPER RETAIL		9,728,273
Technology - 16.2%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5378% 3/10/27 (b)(c)(d)(e)	223,526	217,938
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (b)(c)(d)	270,573	258,668
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.9551% 10/8/27 (b)(c)(d)	201,526	192,876
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (b)(c)(d)	960,000	758,602
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3196% 4/23/26 (b)(c)(d)	275,890	262,959
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 12/4/27 (b)(c)(d)	378,175	339,177
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.5756% 2/15/29 (b)(c)(d)	2,260,277	2,020,688
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(f)	384,058	343,348
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.085% 5/13/29 (b)(c)(d)	392,902	381,771
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 10/31/26 (b)(c)(d)	736,875	711,084
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 10/31/26 (b)(c)(d)	874,155	844,329
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (b)(c)(d)	1,100,000	1,057,628
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 4/30/25 (b)(c)(d)	416,110	394,680
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.314% 7/1/29 (b)(c)(d)	1,090,000	1,053,670
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.3653% 4/4/26 (b)(c)(d)	978,858	901,773
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 9/30/28 (b)(c)(d)	684,825	638,599
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.423% 2/10/28 (b)(c)(d)	306,946	270,879
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.9027% 10/16/26 (b)(c)(d)	945,909	900,193
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.9027% 2/19/29 (b)(c)(d)	595,000	552,755
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 9.8653% 3/31/29 (b)(c)(d)	60,000	55,600
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/31/28 (b)(c)(d)	261,696	243,377
ECL Entertainment LLC 1LN, term loan 1 month U.S. LIBOR + 7.500% 10.6153% 4/30/28 (b)(c)(d)	197,500	194,538
Emerald TopCo, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/25/26 (b)(c)(d)	109,979	99,806
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.6836% 7/6/29 (b)(c)(d)	645,000	639,266
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8/3/29 (c)(d)	250,000	235,938
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 7/31/27 (b)(c)(d)	585,165	546,948
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.1741% 12/16/28 (b)(c)(d)	158,800	150,463
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.1153% 8/10/27 (b)(c)(d)	122,188	118,242
Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 2/15/24 (b)(c)(d)	466,952	461,349
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (b)(c)(d)	486,156	458,202
Hyland Software, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/1/24 (b)(c)(d)	392,442	379,150
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (b)(c)(d)	1,434,487	1,400,060
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 12/1/27 (b)(c)(d)	285,650	274,938
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.4179% 6/5/25 (b)(c)(d)	102,714	100,756
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 6/9/29 (b)(c)(d)	104,738	98,322
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.3621% 3/1/29 (b)(c)(d)	184,538	167,829
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 9/15/24 (b)(c)(d)	1,050,117	998,136
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 8.7053% 2/23/29 (b)(c)(d)	225,000	210,188
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 9/15/24 (b)(c)(d)	560,051	532,658
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.8684% 8/17/29 (b)(c)(d)	705,000	686,141
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 12/10/28 (b)(c)(d)	134,325	124,586
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.37% 9/5/25 (b)(c)(d)	156,620	152,313
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 4.8475% 9/12/29 (b)(c)(d)	1,955,000	1,875,823
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.3455% 7/30/28 (b)(c)(d)	214,462	198,781
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.1341% 11/10/27 (b)(c)(d)	661,767	626,475
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 2/1/28 (b)(c)(d)	2,323,045	2,197,601
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (b)(c)(d)	142,825	136,041
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (b)(c)(d)	1,233,431	1,135,447
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 6.6153% 5/30/26 (b)(c)(d)	420,577	398,497
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 5/30/26 (b)(c)(d)	173,250	163,721
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (b)(c)(d)	999,975	937,057
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.6167% 2/15/28 (b)(c)(d)	771,263	546,795
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/22/28 (b)(c)(d)	727,650	680,556
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 9/30/28 (b)(c)(d)	286,826	181,418
Renaissance Holdings Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.3653% 5/31/25 (b)(c)(d)	488,856	463,802
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5239% 5/31/26 (b)(c)(d)	115,000	109,250
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1465% 3/1/27 (b)(c)(d)(e)	1,507,300	1,473,386
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.8653% 6/21/24 (b)(c)(d)	580,757	566,238
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.1741% 10/7/27 (b)(c)(d)	569,893	547,098
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 4/16/25 (b)(c)(d)	240,986	232,766
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 4/16/25 (b)(c)(d)	195,632	188,959
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 4/16/25 (b)(c)(d)	846,105	819,664
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 1/31/27 (b)(c)(d)	180,416	174,403
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 6.0341% 8/31/28 (b)(c)(d)	895,041	870,204
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 5/1/24 (b)(c)(d)	37,416	36,949
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.064% 9/28/24 (b)(c)(d)	318,685	312,312
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.8653% 5/4/26 (b)(c)(d)	795,400	756,624
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (b)(c)(d)	1,409,765	1,338,107
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (b)(c)(d)	600,000	564,000
Ust Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.834% 11/19/28 (b)(c)(d)	228,275	221,712
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 8/27/25 (b)(c)(d)	123,427	119,416
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.1184% 1/13/29 (b)(c)(d)	365,000	348,918
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 10.3653% 4/6/29 (b)(c)(d)	115,000	95,450
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 4/6/28 (b)(c)(d)	275,525	239,247
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 3/27/28 (b)(c)(d)	489,004	475,801
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 2/28/27 (b)(c)(d)	253,500	244,944
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 6.3653% 10/30/27 (b)(c)(d)	205,637	166,116
CME Term SOFR 1 Month Index + 4.250% 6.8053% 10/30/27 (b)(c)(d)(e)	119,400	95,520
WEX, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 4/1/28 (b)(c)(d)	0	0
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.064% 9/30/26 (b)(c)(d)	539,937	519,182
TOTAL TECHNOLOGY		40,488,703
Telecommunications - 4.3%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.262% 7/15/25 (b)(c)(d)	474,047	444,812
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.0677% 11/30/27 (b)(c)(d)	127,144	121,503
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.62% 12/12/26 (b)(c)(d)	243,125	225,652
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.625% 10/2/27 (b)(c)(d)	318,651	274,438
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.314% 4/27/27 (b)(c)(d)	140,240	134,981
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (b)(c)(d)	891,622	826,980
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (b)(c)(d)	365,944	259,707
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (b)(c)(d)	2,791,427	2,613,474
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.8653% 3/1/27 (b)(c)(d)	246,166	233,434
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.3653% 3/15/27 (b)(c)(d)	538,100	488,412
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.7434% 4/30/27 (b)(c)(d)	637,872	609,697
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.386% 8/1/29 (b)(c)(d)	455,000	364,000
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 9/25/26 (b)(c)(d)	931,505	859,667
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.87% 4/11/25 (b)(c)(d)	453,686	440,642
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (b)(c)(d)	479,482	419,470
3 month U.S. LIBOR + 8.250% 11.0559% 11/1/25 (b)(c)(d)	685,000	565,125
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 9.3653% 9/21/27 (b)(c)(d)	491,418	442,276
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 6.1153% 3/9/27 (b)(c)(d)	1,183,133	985,112
CME Term SOFR 1 Month Index + 4.250% 7.2841% 3/9/27 (b)(c)(d)	587,050	508,532
TOTAL TELECOMMUNICATIONS		10,817,914
Textiles/Apparel - 1.1%
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.9797% 11/24/26 (b)(c)(d)	441,139	314,153
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.6511% 2/17/29 (b)(c)(d)	1,678,750	1,575,927
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.5163% 7/7/28 (b)(c)(d)	232,799	150,665
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/25/25 (b)(c)(d)	139,852	136,506
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/14/28 (b)(c)(d)	405,808	369,285
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3941% 8/2/28 (b)(c)(d)	197,799	184,695
TOTAL TEXTILES/APPAREL		2,731,231
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (b)(c)(d)(e)	230,000	174,800
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.8653% 8/1/25 (b)(c)(d)	165,000	160,591
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 8/1/25 (b)(c)(d)	1,223,215	1,167,192
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.57% 12/15/27 (b)(c)(d)	170,658	166,775
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 11/1/26 (b)(c)(d)	330,187	315,329
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8148% 2/15/24 (b)(c)(d)	216,156	145,674
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.5532% 1/3/29 (b)(c)(d)(e)	345,000	282,900
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 6/17/28 (b)(c)(d)	326,700	298,931
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 6/23/25 (b)(c)(d)	610,938	583,140
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.12% 1/21/28 (b)(c)(d)	239,726	232,235
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.3034% 3/2/27 (b)(c)(d)	843,921	801,421
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.8411% 12/31/25 (b)(c)(d)	643,148	620,123
TOTAL UTILITIES		4,774,311
TOTAL BANK LOAN OBLIGATIONS (Cost $232,996,902)		216,032,525

Nonconvertible Bonds - 3.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (g)	500,000	485,000
8% 12/15/25 (g)	40,000	40,568
TOTAL AEROSPACE		525,568
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (g)	105,000	98,613
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (g)	70,000	67,946
TOTAL AIR TRANSPORTATION		166,559
Automotive & Auto Parts - 0.7%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(g)	1,715,000	1,612,100
Broadcasting - 0.0%
Univision Communications, Inc. 6.625% 6/1/27 (g)	105,000	99,090
Cable/Satellite TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 4.4323% 2/1/24 (b)(c)	250,000	251,325
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (g)	189,000	155,023
TOTAL CABLE/SATELLITE TV		406,348
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (g)	5,000	4,388
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (g)	260,000	214,500
Trivium Packaging Finance BV 5.5% 8/15/26 (g)	150,000	134,164
TOTAL CONTAINERS		348,664
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (g)	95,000	90,775
New Fortress Energy, Inc. 6.75% 9/15/25 (g)	45,000	42,624
TOTAL ENERGY		133,399
Gaming - 0.4%
Affinity Gaming LLC 6.875% 12/15/27 (g)	150,000	122,280
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (g)	795,000	657,863
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	145,000	142,992
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (g)	30,000	27,731
4.25% 12/1/26 (g)	45,000	40,617
4.625% 12/1/29 (g)	25,000	21,689
TOTAL GAMING		1,013,172
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	155,000	149,882
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (g)	86,000	84,090
Leisure - 0.2%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (g)(h)	160,000	155,800
9.125% 6/15/23 (g)	25,000	25,438
10.875% 6/1/23 (g)	120,000	122,700
11.625% 8/15/27 (g)	105,000	95,552
TOTAL LEISURE		399,490
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (g)	80,000	65,090
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (g)	95,000	85,534
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (g)	97,000	87,300
Aramark Services, Inc. 6.375% 5/1/25 (g)	60,000	58,800
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (g)	115,000	107,295
PowerTeam Services LLC 9.033% 12/4/25 (g)	390,000	313,950
TOTAL SERVICES		567,345
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (g)	125,000	112,753
8.5% 10/30/25 (g)	250,000	218,637
TOTAL SUPER RETAIL		331,390
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (g)	125,000	115,090
Maxar Technologies, Inc. 7.75% 6/15/27 (g)	155,000	145,678
TOTAL TECHNOLOGY		260,768
Telecommunications - 0.5%
Altice Financing SA 5.75% 8/15/29 (g)	225,000	172,175
Altice France SA:
5.125% 1/15/29 (g)	170,000	125,415
5.125% 7/15/29 (g)	155,000	115,802
5.5% 1/15/28 (g)	95,000	75,230
Frontier Communications Holdings LLC 5% 5/1/28 (g)	100,000	85,820
Intelsat Jackson Holdings SA 6.5% 3/15/30 (g)	465,000	395,343
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (g)	15,000	13,050
Windstream Escrow LLC 7.75% 8/15/28 (g)	250,000	207,160
TOTAL TELECOMMUNICATIONS		1,189,995
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (g)	80,000	60,472
TOTAL NONCONVERTIBLE BONDS (Cost $8,292,560)		7,503,344

Common Stocks - 1.1%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	5,338	31,121
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	1,797	359
TOTAL CAPITAL GOODS		31,480
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,374	140,148
Lime Tree Bay Ltd. (e)(i)	38	1,282
TOTAL DIVERSIFIED FINANCIAL SERVICES		141,430
Energy - 0.9%
California Resources Corp.	19,196	737,702
California Resources Corp. warrants 10/27/24 (i)	885	9,204
Chesapeake Energy Corp.	11,625	1,095,191
Chesapeake Energy Corp. (i)(j)	103	9,704
Denbury, Inc. (i)	5,885	507,640
TOTAL ENERGY		2,359,441
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (e)(i)	22,063	0
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	301,380
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	347	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	8,983	8,983
TOTAL COMMON STOCKS (Cost $1,155,578)		2,842,714

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (e)(i) (Cost $98,250)	786	471,600

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.2%
Bank of America Corp.:
5.125% (b)(k)	115,000	107,461
5.2% (b)(k)	45,000	43,200
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (b)(c)(k)	140,000	140,000
3 month U.S. LIBOR + 3.470% 6.2759% (b)(c)(k)	140,000	139,998

TOTAL PREFERRED SECURITIES (Cost $410,607)		430,659

Other - 0.3%
	Shares	Value ($)
Other - 0.3%
Fidelity Direct Lending Fund, LP (j)(l) (Cost $881,483)		875,913

Money Market Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (m) (Cost $21,380,258)	21,375,983	21,380,258

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $265,215,638)	249,537,013
NET OTHER ASSETS (LIABILITIES) - 0.4%	908,890
NET ASSETS - 100.0%	250,445,903

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $552,012 and $492,796, respectively.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,102,137 or 2.8% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $885,617 or 0.4% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975
Fidelity Direct Lending Fund, LP	12/09/21 - 9/30/22	881,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	25,933,391	68,217,495	72,770,628	132,495	-	-	21,380,258	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	5,342,059	5,342,059	447	-	-	-	0.0%
Total	25,933,391	73,559,554	78,112,687	132,942	-	-	21,380,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	286,775	594,708	-	32,489	-	(5,570)	875,913
	286,775	594,708	-	32,489	-	(5,570)	875,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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